Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement, Noncash Expense [Abstract]
Fair value of stock options granted assumptions
Assumption	December 31, 2020	December 31, 2019	December 31, 2018
Dividend yield	None	None	None
Risk-free interest rate used (average)	1.00%	1.00%	1.00%
Expected market price volatility	37.61% - 65.38%	51.59% - 56.86%	46.11% - 58.22%
Average remaining expected life of stock options (years)	3.43	3.01	3.10

Non-vested option activity
Non-vested options	Number of WIHN Class B Shares under options	Weighted-average grant date fair value (USD)
Non-vested options as at December 31, 2018	431,368	2.99
Granted	2,292,539	2.45
Vested	(2,464,232)	2.41
Non-vested forfeited or cancelled	(254,649)	3.75
Non-vested options as at December 31, 2019	5,026	3.65
Granted	467,617	1.08
Vested	(339,310)	1.01
Non-vested forfeited or cancelled	-	-
Non-vested options as at December 31, 2020	133,333	1.20

Stock option activity
Options on WIHN Shares	WIHN Class B Shares under options	Weighted-average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (USD)
Outstanding as at December 31, 2018	1,342,819	2.76	3.00	(895,404)
Of which vested	911,451	3.28	2.26	(1,082,233)
Of which non-vested	431,368	-	-	-
Granted	2,292,539	0.99	-	-
Exercised or converted	(259,338)	1.00	-	581,477
Forfeited or cancelled	(333,905)	0.05	-	-
Expired	(199,000)	5.17	-	-
Outstanding as at December 31, 2019	2,843,115	0.99	5.19	3,693,941
Of which vested	2,838,089	1.00	5.19	3,682,672
Of which non-vested	5,026	-	-
Granted	467,617	1.48	-	-
Exercised or converted	(1,214,402)	1.57	-	2,046,219
Forfeited or cancelled	-	-	-	-
Expired	-	-	-	-
Outstanding as at December 31, 2020	2,096,330	1.48	4.44	554,377
Of which vested	1,962,997	1.57	4.31	329,716
Of which non-vested	133,333	-	-

Stock-based compensation expenses
Stock-based compensation expenses	12 months ended December 31,	12 months ended December 31,	12 months ended December 31,
USD’000	2020	2019	2018
In relation to Employee Stock Option Plans (ESOP)	363	5,386	1,278
In relation to non-ESOP Option Agreements	30	28	382
Total	393	5,414	1,660

Stock-based compensation expenses are recorded under the following expense categories in the income statement.

Stock-based compensation expenses	12 months ended December 31,	12 months ended December 31,	12 months ended December 31,
USD’000	2020	2019	2018
Research & development expenses	6	786	121
Selling & marketing expenses	209	1,269	571
General & administrative expenses	178	3,359	967
Total	393	5,414	1,660